Fair value measurement - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	15.00%	15.00%
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	35.00%	35.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	55.00%	55.00%